SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations and Principles of Consolidation:  First Ottawa Bancshares, Inc. is a bank holding company whose principal activity is the ownership and management of its wholly–owned subsidiary, The First National Bank of Ottawa (the "Bank").  The Bank is primarily engaged in providing a full range of banking and financial services to individual and corporate customers in LaSalle, Grundy, and surrounding counties in Illinois.  The Bank is subject to competition from other financial institutions.  The Bank is subject to the regulation of certain federal and state agencies and undergoes periodic examinations by those regulatory authorities.  The consolidated financial statements include First Ottawa Bancshares, Inc. and the Bank, and the Bank’s wholly owned subsidiary, First Ottawa Financial Corporation, together referred to as the Company.  Intercompany transactions and balances are eliminated in consolidation.

Use of Estimates:  To prepare financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP), management makes estimates and assumptions based on available information.  These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ.  The allowance for loan losses, the classification and valuation of securities, valuation of mortgage servicing rights, valuation of other real estate owned, valuation of goodwill, fair values of financial instruments, derivatives, and certain key assumptions related to the defined benefit plan are particularly subject to change.

Significant Group Concentrations of Credit Risk:  Most of the Company’s activities are with customers located within LaSalle, Grundy, and surrounding counties in Illinois.  Note 3 discusses the types of securities that the Company invests in.  Note 4 discusses the types of lending that the Company engages in. The Company does not have any significant concentrations to any one industry or customer.

Commercial real estate, including commercial construction loans, represented 36.6 and 37.2 percent of the total portfolio at December 31, 2011 and 2010, respectively.

Cash and Cash Equivalents: Under the Dodd-Frank Act, through December 31, 2013, all noninterest-bearing transaction accounts are fully guaranteed by the FDIC for the entire amount of the account. The Company has deposits of $15.1 million and $3.8 million at Northern Trust Bank and the Federal Reserve Bank, respectively, that are not fully insured by the FDIC.  For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks, and federal funds sold, all of which have original maturities of ninety days or less.

Interest-Bearing Time Deposits With Financial Institutions:  Interest-bearing deposits with financial institutions are certificates of deposit carried at cost.  See Note 2 for additional information.

Securities Available for Sale:  Debt and equity securities are classified as available for sale.  Securities available for sale are carried at fair value with unrealized gains and losses reported in other comprehensive income.  Realized gains and losses on securities available for sale are included in other income or expense and, when applicable, are reported as a reclassification adjustment, net of tax, in other comprehensive income.  Gains and losses on sales of securities are determined using the specific identification method on the trade date.  The amortization of premiums and accretion of discounts are recognized in interest income using methods approximating the interest method over the period to maturity.

Declines in the fair value of individual available for sale securities below their cost that are other than temporary result in writedowns of the individual securities to their fair value. The Company monitors the investment security portfolio for impairment on an individual security basis and has a process in place to identify securities that could potentially have a credit impairment that is other than temporary. This process involves analyzing the length of time and the extent to which the fair value has been less than the amortized cost basis, the market liquidity for the security, the financial condition and near-term prospects of the issuer, expected cash flows, and the Company’s intent and ability to hold the investment for a period of time sufficient to recover the temporary loss. A decline in value due to a credit event that is considered other than temporary is recorded as a loss in noninterest income.

Restricted Stock:   The Bank, as a member of the Federal Home Loan Bank of Chicago (FHLB), is required to maintain an investment in the capital stock of the Federal Home Loan Bank.  The Bank also maintains an investment in the capital stock of the Federal Reserve Bank of Chicago (FRB).  For financial reporting purposes, such stock is carried at cost, which approximates fair value, based on the redemption provisions of each institution and reported as part of other assets on the consolidated balance sheets.

The Company owns $1,004,000 of FHLB stock and $142,000 of FRB stock as of December 31, 2011 and 2010.  The Federal Home Loan Bank of Chicago is operating under an amended Cease and Desist Order from its regulator, the Federal Housing Finance Board.  The order places limits on capital stock repurchases and redemptions.  With regard to dividends, the FHLB will continue to assess its dividend capacity each quarter and make appropriate requests for approval.  The FHLB began paying dividends again in 2011, although none were paid in 2010.  While the stock was considered a nonperforming asset as of December 31, 2010, management performed an analysis and deemed the investment in FHLB stock was not impaired.

Derivatives:  All derivative instruments are recorded at their fair values and the change in the fair value of a derivative is included in interest income.  If derivative instruments are designated as hedges of fair values, both the change in the fair value of the hedge and the hedged item are included in current earnings.  Fair value adjustments related to cash flow hedges are recorded in other comprehensive income and reclassified to earnings when the hedged transaction is reflected in earnings.  Ineffective portions of hedges are reflected in earnings as they occur.

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off generally are reported at their outstanding unpaid principal balances adjusted for charge-offs and the allowance for loan losses.

Interest income is accrued on the unpaid principal balance. The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection. Credit card loans and other personal loans are typically charged off no later than 180 days past due. Past due status is based on contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses:  The allowance for loan losses (allowance) is an estimate of loan losses inherent in the Company’s loan portfolio. The allowance is established through a provision for loan losses which is charged to expense. Additions to the allowance are expected to maintain the adequacy of the total allowance after loan losses and loan growth. Loan losses are charged off against the allowance when of the Company determines the loan balance to be uncollectible. Cash received on previously charged off amounts is recorded as a recovery to the allowance.

The allowance consists of three primary components, general reserves, specific reserves related to impaired loans, and unallocated components.  The general component covers non-impaired loans and is based on historical losses adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent three years.  The Company places more emphasis, or weight, on the more current quarters in the loss history period.  This actual loss experience is adjusted for economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following: levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  These factors are inherently subjective and are driven by the repayment risk associated with each portfolio segment.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Loans determined to be impaired are individually evaluated for impairment. When a loan is impaired, the Company measures impairment based on the present value of expected future cash flows discounted at the original contractual interest rate, except that as a practical expedient, it may measure impairment based on an observable market price, or the fair value of the collateral if collateral dependent. A loan is collateral dependent if the repayment is expected to be provided solely by the underlying collateral.

The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Under certain circumstances, the Company will provide borrowers relief through loan restructurings. A restructuring of debt constitutes a troubled debt restructuring (TDR) if the Company for economic or legal reasons related to the borrower’s financial difficulties grants a concession to the borrower that it would not otherwise consider. Restructured loans typically present an elevated level of credit risk as the borrowers are not able to perform according to the original contractual terms. Loans that are reported as TDRs are considered impaired and measured for impairment as described above.  TDR concessions can include reduction of interest rates, extension of maturity dates, forgiveness of principal or interest due, or acceptance of other assets in full or partial satisfaction of the debt.

The Company assigns a risk rating to all loans except pools of homogeneous loans and periodically performs detailed internal reviews of all such loans over a certain threshold to identify credit risks and to assess the overall collectability of the portfolio.  These risk ratings are also subject to examination by the Company’s regulators. During the internal reviews, management monitors and analyzes the financial condition of borrowers and guarantors, trends in the industries in which the borrowers operate and the fair values of collateral securing the loans. These credit quality indicators are used to assign a risk rating to each individual loan. The risk ratings can be grouped into six major categories, defined as follows:

Satisfactory: Loans classified as satisfactory are supported by financial statements that indicate average risk.  The loans have exhibited two or more years of satisfactory repayment with a reasonable reduction of principal.
Satisfactory/Monitored:  Loans classified as satisfactory/monitored are considered to be of acceptable credit quality so long as they are given the proper level of management supervision.

Special Mention: Loans classified as special mention have a potential weakness that deserves management's close attention. If left uncorrected, this potential weakness may result in deterioration of the repayment prospects for the loan or of the Company’s credit position at some future date. Special Mention loans are not adversely classified and do not expose the Company to sufficient risk to warrant adverse classification.

Substandard: Loans classified as substandard are not adequately protected by the current net worth and paying capacity of the borrower or of the collateral pledged, if any. Loans classified as Substandard have a well-defined weakness or weaknesses that jeopardize the repayment of the debt. Well defined weaknesses include a borrower’s lack of marketability, inadequate cash flow or collateral support, failure to complete construction on time, or the failure to fulfill economic expectations. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies arc not corrected.

Doubtful: Loans classified as Doubtful have all the weaknesses inherent in those classified as Substandard, with the added characteristic that the weaknesses make collection or repayment in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss: Loans classified as Loss are considered uncollectible and charged off immediately.

The Company categorizes homogenous loans (residential and consumer) possessing similar risk and loss characteristics into performing or nonperforming categories based on relevant information about the ability of the borrowers to service their debt.  Such ability is determined based on the borrower's current payment status.  Performing loans are less than 90 days past due on payments owed to the Company.  Nonperforming loans are loans greater than or equal to 90 days past due and still accruing interest, loans on nonaccrual, and/or loans considered to be troubled debt restructurings that are not performing under the modified terms of the loan agreement.

The Company maintains a separate general valuation allowance for each portfolio segment.  These portfolio segments include commercial real estate, commercial non-real estate, construction and land development, agricultural, residential, and consumer with risk characteristics described as follows:

Commercial Real Estate: Commercial real estate loans generally possess a higher inherent risk of loss than other real estate portfolio segments, except land and construction loans. Adverse economic developments or an overbuilt market impact commercial real estate projects and may result in troubled loans. Trends in vacancy rates of commercial properties impact the credit quality of these loans. High vacancy rates reduce operating revenues and the ability for the properties to produce sufficient cash flow to service debt obligations.

Commercial Non-Real Estate: Commercial non-real estate loans generally possess a lower inherent risk of loss than real estate portfolio segments because these loans are generally underwritten to existing cash flows of operating businesses. Debt coverage is provided by business cash flows and economic trends influenced by unemployment rates and other key economic indicators are closely correlated to the credit quality of these loans.

Construction and Land Development: Construction and land development loans generally possess a higher inherent risk of loss than other real estate portfolio segments. A major risk arises from the necessity to complete projects within a specified cost and time lines. Trends in the construction industry significantly impact the credit quality of these loans, as demand drives construction activity. In addition, trends in real estate values significantly impact the credit quality of these loans, as property values determine the economic viability of construction projects.

Agricultural: Agricultural loans generally possess a lower inherent risk of loss than commercial non-real estate or real estate portfolio segments because these loans are generally underwritten to existing cash flows of operating agricultural businesses. Debt coverage is provided by business cash flows and economic trends influenced by unemployment rates and other key economic indicators are not closely correlated to the credit quality of these loans.

Residential: The degree of risk in residential mortgage lending depends primarily on the loan amount in relation to collateral value, the interest rate and the borrower’s ability to repay in an orderly fashion. These loans generally possess a lower inherent risk of loss than other real estate portfolio segments. Economic trends determined by unemployment rates and other key economic indicators are closely correlated to the credit quality of these loans. Weak economic trends indicate that the borrowers’ capacity to repay their obligations may be deteriorating.

Consumer: The consumer loan portfolio is usually comprised of a large number of small loans scheduled to be amortized over a specific period. Most loans are made directly for consumer purchases. Economic trends determined by unemployment rates and other key economic indicators are closely correlated to the credit quality of these loans. Weak economic trends indicate the borrowers’ capacity to repay their obligations may be deteriorating.

Although management believes the allowance to be adequate, ultimate losses may vary from its estimates. At least quarterly, the Board of Directors reviews the adequacy of the allowance, including consideration of the relevant risks in the portfolio, current economic conditions and other factors. If the Board of Directors and management determine that changes are warranted based on those reviews, the allowance is adjusted. In addition, the Company’s primary regulator reviews the adequacy of the allowance.  The regulatory agencies may require additions to the allowance based on their judgment about information available at the time of their examinations.

Premises and Equipment:  Asset cost is reported net of accumulated depreciation.  Buildings and related components are depreciated using the straight–line method with useful lives ranging from 7 to 39 years.  Furniture, fixtures and equipment are depreciated using the straight–line method with useful lives ranging from 5 to 15 years.  These assets are reviewed for impairment when events indicate that the carrying amount may not be recoverable.  Maintenance and repairs are charged to expense and improvements are capitalized.

Impairment of Long-Lived Assets:  The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable.  Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset.  If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.  Assets to be disposed of are reported at the lower of carrying amount or fair value less estimated costs to sell.

Other Real Estate Owned: Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less estimated cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less estimated cost to sell.  This evaluation is inherently subjective and requires estimates that are susceptible to significant revisions as more information becomes available.  Due to potential changes in conditions, it is at least reasonably possible that changes in fair values will occur in the near term and that such changes could materially affect the amounts reported in the Company’s financial statements.  Revenue and expenses from operations are included in net expenses from other real estate owned.
Mortgage Servicing Rights:  Servicing rights are recognized as assets for the allocated value of servicing rights retained on loans sold and are classified with interest receivable and other assets in the consolidated balance sheets.  Servicing rights are expensed in proportion to and over the period of estimated net servicing revenues.  Impairment is evaluated based on the fair value of the rights using groupings of the underlying loans as to interest rates and then, secondarily, as to geographic and prepayment characteristics.  Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market–based assumptions.  Any impairment of a grouping is reported as a valuation allowance.  There was no such valuation allowance recorded at December 31, 2011 and 2010.

Intangible Assets:  Core deposit intangibles are being amortized on an accelerated basis over 11 years and are periodically evaluated as to the recoverability of their carrying value.  The remaining core deposit intangible will be fully amortized in the year 2014.

Goodwill:   Goodwill represents the excess of the original cost over fair value of assets acquired and liabilities assumed and related acquisition costs.  Goodwill is reviewed for impairment annually with any loss recognized through the income statement.

Stock Options:  The Company has a stock–based compensation plan, which is more fully described in Note 11.  Grants under the Company's stock incentive plan are accounted for by applying the fair value method and the use of an option pricing model to estimate the value of the options granted. The stock options are granted with an exercise price equal to the market price at the date of grant. Resulting compensation expense relating to the stock options is measured and recorded based on the estimated value of the options. The value of options granted under this plan is charged to expense over the vesting period of the grants.

Income Taxes:  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

These calculations are based on many complex factors including estimates of the timing of reversals of temporary differences, the interpretation of federal and state income tax laws, and a determination of the differences between the tax and the financial reporting basis of assets and liabilities. Actual results could differ significantly from the estimates and interpretations used in determining the current and deferred income tax liabilities.

Under generally accepted accounting principles, a valuation allowance is required to be recognized if it is “more likely than not” that the deferred tax asset will not be realized. The determination of the realizability of the deferred tax assets is highly subjective and dependent upon judgment concerning management’s evaluation of both positive and negative evidence, the forecasts of future income, applicable tax planning strategies and assessments of the current and future economic and business conditions.

With regards to uncertain tax matters, the Company can recognize in financial statements the impact of a tax position taken, or expected to be taken, if it is more likely than not that the position will be sustained on audit based on the technical merit of the position. See Note 13 - Income Taxes for additional disclosures. When applicable, the Company recognizes both interest and penalties related to tax matters as a component of other operating expenses.  The Company did not recognize any significant interest or penalties related to tax matters in 2011 or 2010.

The Company files consolidated federal and state income tax returns and it is not subject to federal or state income tax examinations for taxable years prior to 2008.

Earnings (Loss) Per Share:  Basic earnings (loss) per share is calculated based on the weighted-average common shares outstanding during the year.  Diluted earnings per share reflects additional common shares that would have been outstanding if dilutive potential common shares had been issued, as well as any adjustment to net income that would result from the assumed issuance.  Potential common shares that may be issued by the Company relate to outstanding stock options.

Fair Values of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed separately.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.  The fair value estimates of existing on– and off–balance–sheet financial instruments do not include the value of anticipated future business or the values of assets and liabilities not considered financial instruments.

Comprehensive Income (Loss):  Comprehensive income (loss) includes both net income (loss) and other comprehensive income (loss).  Other comprehensive income (loss) includes the changes in unrealized gains and losses on securities available for sale, and minimum pension liability, net of deferred income taxes.

Trust Department Assets:  Property held for customers in fiduciary or agency capacities is not included in the accompanying consolidated balance sheets, as such items are not assets of the Bank.

Transfers of Financial Assets and Participating Interests:  Transfers of an entire financial asset or a participating interest in an entire financial asset are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

The transfer of a participating interest in an entire financial asset must also meet the definition of a participating interest. A participating interest in a financial asset has all of the following characteristics: (1) from the date of transfer, it must represent a proportionate (pro rata) ownership interest in the financial asset, (2) from the date of transfer, all cash flows received, except any cash flows allocated as any compensation for servicing or other services performed, must be divided proportionately among participating interest holders in the amount equal to their share ownership, (3) the rights of each participating interest holder must have the same priority, and (4) no party has the right to pledge or exchange the entire financial asset unless all participating interest holders agree to do so.

Advertising Costs:  Advertising costs are expensed as incurred.

Accounting for Certain Loans or Debt Securities Acquired in a Transfer:  GAAP requires acquired loans to be initially recorded at fair value and prohibits carrying over valuation allowances in the initial accounting for acquired impaired loans.  Loans carried at fair value, mortgage loans held for sale, and loans to borrowers in good standing under revolving credit agreements are excluded from the scope of these requirements.  GAAP limits the yield that may be accreted to the excess of the undiscounted expected cash flows over the investor’s initial investment in the loan.  The excess of the contractual cash flows over expected cash flows may not be recognized as an adjustment of yield.  Subsequent increases in cash flows expected to be collected are recognized prospectively through an adjustment of the loan’s yield over its remaining life.  Decreases in expected cash flows are recognized as impairments.
Reclassifications:  Some items in the prior years’ financial statements were reclassified to conform to the current presentation.

New Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-03, Transfers and Servicing (Topic 860); Reconsideration of Effective Control for Repurchase Agreements.  ASU 2011-03 removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion.  The new authoritative guidance is effective for reporting periods beginning on or after December 15, 2011.  The adoption of this pronouncement is not expected to have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220); Presentation of Comprehensive Income.  ASU 2011-05 requires that all nonowner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. The new authoritative guidance is effective for reporting periods beginning after December 15, 2011, and is not expected to have a material impact on the Company’s financial position or results of operations.  Additionally, the guidance requires entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented.  However, this requirement has been deferred under ASU 2011-12 as issued in December 2011.

In September 2011, the FASB issued ASU 2011-08, Intangibles – Goodwill and Other (Topic 350); Testing Goodwill for Impairment.  ASU 2011-08 permits an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.  If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary.  However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit, as described in paragraph 350-20-35-4.  If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9. Under the amendments in this Update, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period.  The new authoritative guidance is effective for fiscal years beginning after December 15, 2011, and is not expected to have a material impact on the Company’s financial position or results of operations.  Early adoption is permitted.